CONVERTIBLE NOTE PAYABLE AND DERIVATIVE LIABILITY (Details) - USD ($)			1 Months Ended	9 Months Ended
	Oct. 08, 2018	Aug. 22, 2018	Mar. 31, 2017	Sep. 30, 2018	Aug. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure Text Block [Abstract]
Debt Instrument, Face Amount		$ 140,800	$ 100,000		$ 70,000	$ 21,794		$ 105,000
Debt Instrument, Unamortized Discount	$ 53,000	128,000		$ 12,800			$ 10,000
Proceeds from Debt, Net of Issuance Costs	50,000	125,000
Debt Issuance Costs, Gross	$ 3,000	$ 3,000		3,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%			8.00%	0.00%		8.00%
Debt Instrument, Maturity Date	Oct. 08, 2019	Aug. 22, 2019
Debt Instrument, Convertible, Terms of Conversion Feature	The conversion option price associated with the note has a 25% discount to the market price of the stock. The market price is based on the average of the two lowest trading prices during a ten day period prior to conversion. The note is convertible at any time	The conversion option price associated with the note has a 25% discount to the market price of the stock. The market price is based on the average of the two lowest trading prices during a ten day period prior to conversion. The note is convertible at any time	If an event of default has occurred or the date of conversion is 180 days after the issuance date, the conversion price will be the lesser of $1.60 per share, or 70% of the second lowest closing bid price of the Company’s common stock for the 20 trading days immediately preceding the date of the conversion.
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Issues		$ 148,211		148,211
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings				6,915
Derivative Liability, Current				$ 155,126